UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard
         Suite 2400
         Houston, TX  77056

13F File Number:  28-0206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna McFall
Title:     Compliance Assistant
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Donna McFall     Houston, TX     June 30, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     80

Form13F Information Table Value Total:     $509,206 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
America First Mortgage         Common           023934102   144.99    14720 X   0    0       0               14720        0        0
AOL Time Warner                Common           00184A105     2.59      190 X   0    0       0                 190        0        0
Armor Holdings                 Common           042260109     10.2      400 X   0    0       0                 400        0        0
BJ's Wholesale Club Inc        Common           05548J106  1684.38    43750 X   0    0       0               43650        0      100
Black Hills Corp               Common           092113109   914.74    26430 X   0    0       0               26430        0        0
Boston Scientific              Common           101137107 34086.03  1162552 X   0    0       0             1161825        0      727
Bristol Myers Squibb           Common           110122108 11511.03   447900 X   0    0       0            447329.5        0    570.5
Burlington Resources           Common           122014103  4723.21   124295 X   0    0       0              123990        0      306
Cablevision Systems            Common           12686C109  1171.86   123875 X   0    0       0              123655        0      220
CACI International             Common           127190304  1615.06    42290 X   0    0       0               42290        0        0
Cardinal Health Inc            Common           14149Y108  1205.72    19634 X   0    0       0            19361.05        0   272.95
Catellus Development Corp      Common           149111106  2219.35   108685 X   0    0       0              108685        0        0
Cendant Corp                   Common           151313103  1339.11    84327 X   0    0       0             83831.4        0    495.6
CH Energy Group                Common           12541M102    34.48      700 X   0    0       0                 700        0        0
Charter Communications-A       Common           16117M107   171.36    42000 X   0    0       0               42000        0        0
Citizens Communication         Common           17453B101 15159.02  1813280 X   0    0       0             1813280        0        0
Collagenex Pharmaceuticals     Common           19419B100   294.56    39805 X   0    0       0               39805        0        0
Costar Group Inc               Common           22160N109  2213.64    94600 X   0    0       0               94600        0        0
Countrywide Credit Inds        Common           222372104 29616.48   613813 X   0    0       0            613445.6        0    367.4
Cox Communications Inc  CL A   Common           224044107    598.8    21735 X   0    0       0            21293.75        0   441.25
Crown Media Holdings - CL A    Common           228411104  5431.55   688410 X   0    0       0              687990        0      420
CVS Corp                       Common           126650100 22787.91   744703 X   0    0       0            744269.4        0    433.6
Dean Foods Co                  Common           242370104  7045.97   188900 X   0    0       0              188900        0        0
Diamond Offshore Drilling      Common           25271C102  3872.58   135880 X   0    0       0              135880        0        0
Diebold Incorporated           Common           253651103 13876.67   372628 X   0    0       0            372387.8        0    240.2
Duane Reade                    Common           263578106  6529.77   191770 X   0    0       0              191630        0      140
Elan Corp PLC                  Common           284131208     8.21     1500 X   0    0       0                1500        0        0
Estee Lauder Companies-CL A    Common           518439104  3141.32    89242 X   0    0       0            88741.15        0   500.85
Fidelity National Financial Co Common           316326107 22534.56   713119 X   0    0       0            712413.1        0    705.9
Fleet Boston Finl Corp         Common           339030108 14704.76   454552 X   0    0       0            454137.5        0    414.5
Fleming Cos Inc                Common           339130106  2143.33   118090 X   0    0       0              118090        0        0
Florida East Coast Inds - A    Common           340632108  1441.97    56995 X   0    0       0               56995        0        0
Forest Oil Corp                Common           346091705  4663.83   164046 X   0    0       0              163768        0      278
Fox Entertainment Group        Common           35138T107  16948.4   779237 X   0    0       0            778603.7        0    633.3
Global SantaFe Corp            Common           G3930E101  6534.68   238928 X   0    0       0              238928        0        0
Hector Communications          Common           422730101       60     5000 X   0    0       0                5000        0        0
Interpore International        Common           46062W107  4857.68   502345 X   0    0       0              502345        0        0
Korea Elec Power Corp-ADR      Common           500631106   397.86    38000 X   0    0       0               38000        0        0
Labranche & Co                 Common           505447102  7055.24   308089 X   0    0       0            307415.3        0    673.7
Lehman Bros Holdings           Common           524908100  5120.14    81896 X   0    0       0               81896        0        0
Libbey Inc                     Common           529898108   800.16    23465 X   0    0       0               23465        0        0
Liberty Media Corp             Common           530718105 10617.72  1061772 X   0    0       0             1060509        0     1263
Marathon Oil Corp              Common           565849106  2696.41    99425 X   0    0       0               99425        0        0
MBIA Incorporated              Common           55262C100 17919.73   316995 X   0    0       0              316646        0      349
Mentor Graphics                Common           587200106  3559.05   250285 X   0    0       0              250055        0      230
Merck & Company Inc            Common           589331107 18481.83   364965 X   0    0       0            364524.3        0    440.7
Mylan Labs                     Common           628530107 23838.35   760394 X   0    0       0              759730        0      664
Ocean Energy Inc               Common           67481E106   465.69    21490 X   0    0       0               21490        0        0
Optimal Robotics Corp- CL A    Common           094536247    14.58     2000 X   0    0       0                2000        0        0
Paraxel International Corp     Common           699462107  1724.21   123955 X   0    0       0              123955        0        0
Pathmark Stores                Common           70322A101   142.86     7595 X   0    0       0                7595        0        0
Paxson Communications          Common           704231109  4444.16   808030 X   0    0       0              807580        0      450
Pfizer inc                     Common           717081103  14936.7   426763 X   0    0       0              426763        0        0
PNC BK Corp                    Common           693475105 10393.26   198800 X   0    0       0              198800        0        0
Prudential Financial Inc       Common           744320102 16559.17   496378 X   0    0       0              495861        0      517
Rainbow Media Group            Common           12686C844  7569.36   865070 X   0    0       0              865070        0        0
Raytheon Company               Common           755111507    12.23      300 X   0    0       0                 300        0        0
Readers Digest Assn Inc CL A   Common           755267101  5046.89   269455 X   0    0       0              269245        0      210
Royal Caribbean Cruises LTD    Common           V7780T103  8452.18   433445 X   0    0       0              433445        0        0
Sara Lee Corp                  Common           803111103  4560.86   220972 X   0    0       0              220972        0        0
Saxon Capital Inc              Common           80556P302  4412.91   271230 X   0    0       0              271230        0        0
Schering Plough Corp           Common           806605101    31.98     1300 X   0    0       0                1300        0        0
Shenandoah Telecommunications  Common           82312B106    85.95     1600 X   0    0       0                1600        0        0
Southwest Gas                  Common           844895102  2570.34   103852 X   0    0       0              103852        0        0
Syncor Intl Corp               Common           87157J106 21224.39   673790 X   0    0       0              673317        0      473
Teco Energy Inc                Common           872375100 19268.52   778526 X   0    0       0            777919.9        0    606.1
Telephone & Data Systems       Common           879433100     33.3      550 X   0    0       0                 550        0        0
Titan Corp                     Common           888266103    10.97      600 X   0    0       0                 600        0        0
Transocean Sedco Forex Inc     Common           G90078109  4292.31   137795 X   0    0       0              137795        0        0
TXU Corp                       Common           073168108     6.44      125 X   0    0       0                 125        0        0
Unocal Corp                    Common           915289102  8469.53   229278 X   0    0       0              229005        0      273
US Bancorp                     Common           902973304  1182.79    50655 X   0    0       0               50655        0        0
US Oncology Inc                Common           90338W103  5212.16   625710 X   0    0       0              625710        0        0
Valero Energy Corp             Common           91913Y100   2619.4    70000 X   0    0       0               70000        0        0
Viacom Inc  CL B               Common           925524308     1.33       30 X   0    0       0                  30        0        0
VISX Inc                       Common           92844S105  8338.18   764971 X   0    0       0              763619        0     1352
Warwick Valley Telephone Co    Common           936750108    121.5     2000 X   0    0       0                2000        0        0
Waters Corp                    Common           941848103  20688.9   774865 X   0    0       0              774685        0      180
Willow Grove Bancorp Inc       Common           97111W101   360.29    30715 X   0    0       0               30715        0        0
Wright Medical Group Inc       Common           98235T107   166.52     8260 X   0    0       0                8260        0        0